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                    COLUMBIA FUNDS VARIABLE INSURANCE TRUST

                       COLUMBIA ASSET ALLOCATION FUND, VS
                      COLUMBIA FEDERAL SECURITIES FUND, VS
                        COLUMBIA INTERNATIONAL FUND, VS
                       COLUMBIA LARGE CAP GROWTH FUND, VS
                       COLUMBIA LARGE CAP VALUE FUND, VS
                        COLUMBIA MID CAP VALUE FUND, VS
                         COLUMBIA MONEY MARKET FUND, VS
                        COLUMBIA S&P 500 INDEX FUND, VS
                       COLUMBIA SMALL CAP VALUE FUND, VS
                     COLUMBIA SMALL COMPANY GROWTH FUND, VS
                       COLUMBIA STRATEGIC INCOME FUND, VS

             SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

                               DECEMBER 22, 2006

The paragraph immediately following heading "COMPENSATION" within the section entitled "PORTFOLIO MANAGERS" is replaced in its entirety as follows:

As of the Fund's most recent fiscal year end, the portfolio managers received all of their compensation from the Adviser and its parent company, Columbia Management Group, in the form of salary, bonus, stock options restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the one-, three- and five year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmarks and peer groups noted below, emphasizing each manager's three- and five-year performance. The Adviser may also consider a portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall investment performance.